Label	Element	Value
The Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPINNAKER ETF SERIES

The Cannabis ETF

Supplement to the Prospectus

October 2, 2019

This supplement to the Prospectus dated June 19, 2019 for The Cannabis ETF (the “Fund”), a series of the Spinnaker ETF Series (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.

Risk/Return [Heading]	rr_RiskReturnHeading	The Cannabis ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following paragraph is added to the end of the section “Principal Investment Strategies” immediately before the paragraph entitled “Industry Concentration Policy” in the Fund Summary and in the section “Additional Information About the Fund's Investment Objectives, Principal Investment Strategies, and Risks”:

To generate income for the Fund, the Fund may lend its portfolio securities to broker-dealers (including the Fund’s custodian) and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. This collateral is marked to market on a daily basis and will be maintained in an amount equal to at least the percentages noted above of the portfolio securities being lent. The Fund will also receive fee income in exchange for the securities it lends.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following risk is added to the section “Principal Risks of Investing in the Fund” in the Fund Summary:

Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors Should Retain This Supplement for Future Reference